Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0002019103
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity File Number	001-42015
Entity Registrant Name	SOLARIS RESOURCES INC.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1040
Entity Address, Address Line One	Neuhofstrasse 5A
Entity Address, Postal Zip Code	6340
Entity Address, City or Town	Baar
Entity Address, Country	CH
City Area Code	+41
Local Phone Number	417695000
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SLSR
Security Exchange Name	NYSEAMER
Audited Annual Financial Statements	true
Annual Information Form	true
Entity Common Stock, Shares Outstanding	0
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Amendment Description	This Amendment No. 1 (this “Amendment”) amends the Annual Report on Form 40-F of Solaris Resources Inc. (the “Company”) originally filed with the Securities and Exchange Commission (“SEC”) on March 26, 2026 (the “Original Annual Report”), solely to add in the incorporation by reference and missing hyperlink of the Company’s previously filed Incentive Compensation Clawback Policy which was inadvertently omitted from the Original Annual Report. This Amendment consists solely of (i) a Cover Page, (ii) this Explanatory Note, (iii) an updated Exhibit Index, and (iv) new certifications required by Rule 13a-14(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), filed as Exhibits 99.4 and 99.5 hereto, and (vi) a signature page. Because no financial statements have been included in this Amendment, paragraphs 3, 4 and 5 of the certifications required by Rule 13a-14(a) or Rule 15d-14(a) under the Exchange Act have been omitted. The Company is also not including new certifications under Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) (Section 906 of the Sarbanes-Oxley Act of 2002), as no financial statements are filed with this Amendment.Other than as expressly set forth herein, this Amendment does not, and does not purport to, amend, update, or restate the information in any item of the Original Annual Report or reflect any events that have occurred after the Original Annual Report was filed. Accordingly, this Amendment should be read in conjunction with the Original Annual Report.
Auditor Name	BDO Canada LLP
Auditor Location	Vancouver, BC, Canada
Auditor Firm ID	1227
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Postal Zip Code	10168
Entity Address, City or Town	New York
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY